S000018069 [Member] Investment Objectives and Goals - iShares MSCI BIC ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI BIC ETFTicker: BKFStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI BIC ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, and Brazilian and Indian equities.